Consolidated Balance Sheets (Parentheticals) - $ / shares		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Ordinary shares, shares authorized	[1]	Unlimited	Unlimited
Ordinary shares, shares issued (in Shares)	[1]	5,100,000	5,100,000
Ordinary shares, shares outstanding (in Shares)	[1]	5,100,000	5,100,000
Ordinary shares, par value (in Dollars per share)	[1]

[1]	Shares and per-share data have been retroactively restated to reflect the 1-for-3 share consolidation effective May 26, 2026. (See Note 17)